Superannuation commitments - Sensitivity to changes in significant assumptions (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Discount rate
Superannuation commitments
Decrease in actuarial assumption (as a percent)	0.50%	0.50%
Increase in obligation	$ 135	$ 121
Annual salary increases
Superannuation commitments
Increase in actuarial assumption (as a percent)	0.50%	0.50%
Increase in obligation	$ 5	$ 2
Inflation rate
Superannuation commitments
Increase in actuarial assumption (as a percent)	0.50%	0.50%
Increase in obligation	$ 127	$ 112
Expected lifetime
Superannuation commitments
Increase in term of life expectancy	1 year	1 year
Increase in obligation	$ 45	$ 39